Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property Plant and Equipment	Property, plant and equipment consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB	US$
Leasehold improvements	754	754	106
Computer and electronic equipment	1,235	1,930	272
Manufacturing equipment	12,422	12,501	1,761
Office equipment	187	187	26
Motor vehicles	3,896	3,914	551
Construction in process	1,948	1,056	149
	20,442	20,342	2,865
Less: loss of impairment	-	(1,896)	(267)
Less: accumulated depreciation	(4,160)	(6,682)	(941)
	16,282	11,764	1,657